UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       5-9-05
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     149
                                            -------------------------

Form 13F Information Table Value Total:     $444,462
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 3427      40000  SH        SOLE           40000
Alliant Techsystems Inc.       com 018804104 1586      22200  SH        SOLE           22200
Alltel Corporation             com 020039103 2686      48975  SH        SOLE           48975
American International Group   com 026874107 1612      29099  SH        SOLE           29099
American Pacific Corporation   com 028740108  290      40000  SH        SOLE           40000
Ametek Inc.                    com 031100100 2113      52500  SH        SOLE           52500
Anadarko Petroleum Corporation com 032511107 2047      26900  SH        SOLE           26900
Arlington Hospitality, Inc.    com 041560202  125      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 2497      55540  SH        SOLE           55540
BB&T Corporation               com 066821109 2853      73000  SH        SOLE           73000
Balchem Corporation            com 057665200 3139     135000  SH        SOLE           135000
Beckman Coulter, Inc.          com 075811109 5296      79700  SH        SOLE           79700
Bed Bath and Beyond Inc.       com 075896100 1166      31900  SH        SOLE           31900
Berkshire Hathaway CLB         com 084670207 1314        460  SH        SOLE           460
Biomet, Inc.                   com 090613100 1909      52600  SH        SOLE           52600
Briggs & Stratton Corp.        com 109043109  298       8200  SH        SOLE           8200
Brookstone Inc.                com 114537103 7502     462550  SH        SOLE           462550
Brown & Brown,Inc.             com 115236101 1867      40500  SH        SOLE           40500
Brunswick Corporation          com 117043109  843      18000  SH        SOLE           18000
Caterpillar Inc.               com 149123101 2318      25350  SH        SOLE           25350
C.R. Bard, Inc.                com 067383109 2049      30100  SH        SOLE           30100
Century Telephone Enterprises  com 156700106 2135      65000  SH        SOLE           65000
Champion Enterprises, Inc.     com 158496109 2918     310400  SH        SOLE           310400
Chattem, Inc.                  com 162456107 7164     161100  SH        SOLE           161100
Christopher & Banks Corp.      com 171046105 6948     394800  SH        SOLE           394800
Citigroup Inc.                 com 172967101  229       5100  SH        SOLE           5100
Clarcor Inc.                   com 179895107 2084      40100  SH        SOLE           40100
Coach Inc.                     com 189754104 1053      18600  SH        SOLE           18600
Comerica Inc.                  com 200340107  584      10600  SH        SOLE           10600
Conagra Foods, Inc.            com 205887102  378      14000  SH        SOLE           14000
Countrywide Financial
  Corporation                  com 222372104  969      29850  SH        SOLE           29850
Courier Corporation            com 222660102  918      17500  SH        SOLE           17500
Craftmade International,Inc.   com 22413E10413285     602000  SH        SOLE           602000
Cubic Corporation              com 229669106 2557     135000  SH        SOLE           135000
Diamond Offshore Drilling, Inc.com 25271C102 2345      47000  SH        SOLE           47000
Diebold Incorporated           com 253651103  768      14000  SH        SOLE           14000
Dollar Tree Stores, Inc.       com 25674710615702     546550  SH        SOLE           546550
Dominion Resources, Inc.       com 25746u109  447       6000  SH        SOLE           6000
Donaldson Company, Inc.        com 257651109 1982      61400  SH        SOLE           61400
Dover Corporation              com 260003108 1202      31800  SH        SOLE           31800
Duke Realty Corporation        com 264411505 1104      37000  SH        SOLE           37000
Emerson Electric Co.           com 291011104  391       6019  SH        SOLE           6019
Ethan Allen Interiors Inc.     com 297602104 1277      39900  SH        SOLE           39900
Everest Re Group, Ltd.         com 012268483 6060      71200  SH        SOLE           71200
Excelon Corporation            com 30161n101  459      10000  SH        SOLE           10000
Expeditors International       com 302130109 2003      37400  SH        SOLE           37400
Exxon Mobil Corporation        com 302290101 9036     151615  SH        SOLE           151615
FPL Group, Inc.                com 302571104  650      16200  SH        SOLE           16200
FactSet Research Systems Inc.  com 303075105 1964      59500  SH        SOLE           59500
Fargo Electronics, Inc.        com 30744p10210059     685700  SH        SOLE           685700
Fifth Third Bancorp            com 316773100  301       7000  SH        SOLE           7000
First Data Corporation         com 319963104 2830      72000  SH        SOLE           72000
Fleetwood Enterprises Inc.     com 339099103 5290     608000  SH        SOLE           608000
Fortune Brands Inc.            com 349631101 2724      33780  SH        SOLE           33780
Franklin Electric              com 353514102 1898      50300  SH        SOLE           50300
Furniture Brands International com 36092110014050     644200  SH        SOLE           644200
Gallagher & Co., (Arthur J.)   com 363576109 1451      50400  SH        SOLE           50400
Garmin Ltd.                    com g37260109 2186      47200  SH        SOLE           47200
General Dynamics Corporation   com 36955010811572     108100  SH        SOLE           108100
Gentex Corporation             com 371901109 2169      68000  SH        SOLE           68000
Genuine Parts Company          com 372460105 4097      94200  SH        SOLE           94200
Graco Inc.                     com 384109104 4633     114800  SH        SOLE           114800
Guidant Corp.                  com 401698105 1907      25800  SH        SOLE           25800
H & R Block, Inc.              com 093671105 2038      40300  SH        SOLE           40300
Harley Davidson, Inc.          com 412822108 8340     144400  SH        SOLE           144400
Harris Corporation             com 413875105 1482      45400  SH        SOLE           45400
Health Care Property           com 421915109 2363     100700  SH        SOLE           100700
Henry Schein Inc.              com 806407102  358      10000  SH        SOLE           10000
Hibbett Sporting Goods, Inc.   com 428565105 1098      36550  SH        SOLE           36550
Hillenbrand Industries, Inc.   com 431573104 2018      36380  SH        SOLE           36380
Host Marriott Corp.            com 44107P104  396      23900  SH        SOLE           23900
Huntington Bancshares Inc.     com 446150104  358      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  305      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210511831    1834300  SH        SOLE           1834300
Integrated Circuit Systems, In com 45811k208 1530      80000  SH        SOLE           80000
Johnson Controls, Inc.         com 478366107 2022      36256  SH        SOLE           36256
Jones Apparel Group Inc.       com 480074103 7476     223225  SH        SOLE           223225
K-Swiss Inc. - Class A         com 482686102  789      23900  SH        SOLE           23900
KB Home                        com 48666k109 2067      17600  SH        SOLE           17600
Kellogg Corporation            com 487836108 2016      46600  SH        SOLE           46600
Kimberly Clark Corp.           com 316773100  210       3200  SH        SOLE           3200
Layne Christensen Company      com 521050104 1696      98200  SH        SOLE           98200
Leggett & Platt, Inc.          com 524660107 6836     236700  SH        SOLE           236700
Leucadia National Corporation  com 527288104  525      15300  SH        SOLE           15300
Lifetime Hoan Corporation      com 531926103 8362     539868  SH        SOLE           539868
Lincare Holdings Inc.          com 532791100 5126     115900  SH        SOLE           115900
MBIA Inc.                      com 55262C100 1526      29200  SH        SOLE           29200
Mackinac Financial Corporation com 554571109  676      37500  SH        SOLE           37500
Manor Care, Inc.               com 564055101 7752     213200  SH        SOLE           213200
Maritrans Inc.                 com 570363101  667      35000  SH        SOLE           35000
Matthews International Corp.   com 577128101 1526      29200  SH        SOLE           29200
McCormick & Co. Inc.           com 579780206 1918      55700  SH        SOLE           55700
Merck & Co., Inc.              com 589331107  204       6306  SH        SOLE           6306
Mettler-Toledo Intl Inc.       com 592688105 1933      40700  SH        SOLE           40700
Mine Safety Appliances Company com 602720104 3754      96900  SH        SOLE           96900
Mohawk Industries Inc.         com 608190104 9925     117730  SH        SOLE           117730
Monaco Coach Corporation       com 60886R103  536      33200  SH        SOLE           33200
Mylan Laboratories             com 628530107 8954     505300  SH        SOLE           505300
National City Corporation      com 635405103 2251      67200  SH        SOLE           67200
National Dentex Corporation    com 63563h109 1477      75000  SH        SOLE           75000
National Fuel Gas              com 636180101  400      14000  SH        SOLE           14000
Navigant Consulting, Inc.      com 63935n107  204       7500  SH        SOLE           7500
Neogen Corporation             com 640491106 2402     162435  SH        SOLE           162435
Newell Rubbermaid Inc.         com 651229106  219      10000  SH        SOLE           10000
Nobel Learning
  Communities, Inc.            com 654889104  431      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105 8916     321425  SH        SOLE           321425
Occidental Petroleum Corp.     com 674599105  356       5000  SH        SOLE           5000
OmniVision Technologies, Inc.  com 682128103  606      40000  SH        SOLE           40000
PICO Holdings, Inc.            com 693366205 1036      40000  SH        SOLE           40000
Patterson Companies Inc.       com 703395103 1988      39800  SH        SOLE           39800
Patterson-UTI Energy, Inc.     com 703414102 4106     164100  SH        SOLE           164100
Pharmaceutical Holdings, Inc.  com 71712a206  209       2900  SH        SOLE           2900
Pier 1 Imports, Inc.           com 720279108 3970     217800  SH        SOLE           217800
Pinnacle West Capital Corp.    com 723484101  425      10000  SH        SOLE           10000
Pioneer Natural Resources Co.  com 723787107 4720     110500  SH        SOLE           110500
Plum Creek Timber Company, Inc.com 729251108  639      17900  SH        SOLE           17900
Polaris Industries Inc.        com 731068102 4586      65300  SH        SOLE           65300
ProQuest Company               com 74346P102 4522     125100  SH        SOLE           125100
Pulte Homes Inc.               com 745867101 8038     109175  SH        SOLE           109175
RC2 Corporation                com 749388104  918      27000  SH        SOLE           27000
Rockwell Collins, Inc.         com 774341101 2889      60700  SH        SOLE           60700
Ross Stores, Inc.              com 778296103 9099     312250  SH        SOLE           312250
SEI Investments Co.            com 784117103 1949      53900  SH        SOLE           53900
SEMCO Energy, Inc.             com 78412d109 2387     415200  SH        SOLE           415200
STERIS Corporation             com 85915210010411     412300  SH        SOLE           412300
Schering-Plough                com 806605101  520      28650  SH        SOLE           28650
Simpson Manufacturing Co., Inc.com 829073105 4326     140000  SH        SOLE           140000
Sparton Corp.                  com 84723510810411     222983  SH        SOLE           222983
Strattec Security Corporation  com 863111100  943      17600  SH        SOLE           17600
Stryker Corp.                  com 863667101  696      15600  SH        SOLE           15600
Student Loan Corporation       com 863902102 1358       6500  SH        SOLE           6500
Sungard Data Systems, Inc.     com 867363103 8813     255450  SH        SOLE           255450
Superior Uniform Group Inc.    com 868358102  889      65000  SH        SOLE           65000
Synovus Financial Corp.        com 87161c105  967      34700  SH        SOLE           34700
Teleflex Inc.                  com 879369106 2303      45000  SH        SOLE           45000
The Goldman Sachs Group, Inc.  com 38141G104  440       4000  SH        SOLE           4000
The Ryland Group, Inc.         com 783764103  310       5000  SH        SOLE           5000
The Southern Company           com 842587107  423      13300  SH        SOLE           13300
Thor Industries, Inc.          com 885160101 1313      43900  SH        SOLE           43900
Toll Brothers Inc.             com 889478103  922      11700  SH        SOLE           11700
Tractor Supply Company         com 892356106  436      10000  SH        SOLE           10000
Transocean Inc.                com G90078109 3088      60000  SH        SOLE           60000
Unico American Corporation     com 904607108 5191     519145  SH        SOLE           519145
Velcro Industries N.V.         com 922571104 2092     158486  SH        SOLE           158486
Washington Real Estate
  Investment Trust             com 939653101 1584      55100  SH        SOLE           55100
Waters Corporation             com 941848103 2724      76100  SH        SOLE           76100
Weyco Group, Inc.              com 962149100  876      20000  SH        SOLE           20000
XTO Energy Inc.                com 98385x106 5888     179293  SH        SOLE           179293
Young Innovations, Inc.        com 987520103 1466      40000  SH        SOLE           40000